Note 5 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Property, Plant and Equipment [Table Text Block]
(in thousands)	2015	2014
Furniture and equipment	$1,585	$2,038
Leasehold improvements	318	318
Total property and equipment	1,903	2,356
Less accumulated depreciation and amortization	(1,491)	(2,002)
Total property and equipment, net	$412	$354